Marketable Securities	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Marketable Securities
3.	MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2013 and December 31, 2012 are detailed in the tables below:

In millions of U.S. dollars	December 31, 2012	Purchase	Sale	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2013
Debt securities issued by the U.S. Treasury	150	—	(150)	—	—	—	—
Senior debt Floating Rate Notes issued by financial institutions	88	—	(34)	—	—	3	57
Total	238	—	(184)	—	—	3	57

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2011	Purchase	Sale	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2012
Debt securities issued by the U.S. Treasury	100	450	(400)	—	—	—	150
Debt securities issued by foreign governments	81	—	(81)	—	—	—	—
Fixed rate debt securities issued by financial institutions	27	—	(25)	—	—	(2)	—
Senior debt Floating Rate Notes issued by financial institutions	205	—	(124)	6	1	—	88
Total	413	450	(630)	6	1	(2)	238

*	Other Comprehensive Income

The U.S. Treasury Bills amounting to $150 million as of December 31, 2012 were sold in 2013. They were rated Aaa by Moody’s as at December 31, 2012. The change in fair value of these marketable securities was not material as at December 31, 2012. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponded to a Level 1 fair value measurement hierarchy.

All securities were classified as available-for-sale and recorded at fair value, with changes in fair value recognized as a separate component of the consolidated statements of comprehensive income, except for those declines deemed to be other-than-temporary.

Only two investment positions in Senior debt Floating Rate Notes, with an average rating of Baa2/A-/A, were outstanding as at December 31, 2013, with a duration of 0.05 year. Due to the short duration before maturity, the value of the securities as at December 31, 2013 corresponded to par value; no credit loss was identified on these instruments and the cumulative change in fair value recognized as a separate component of “Accumulated other comprehensive income (loss)” in the consolidated statement of equity was not material as at December 31, 2013. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy. The aggregate amortized cost basis of these securities totalled $57 million and $89 million as at December 31, 2013 and December 31, 2012, respectively.

As at December 31, 2011, the Company held $5 million in Euro-denominated senior unsecured bonds issued by Lehman Brothers, for an original investment of Euro 15 million. Those debt securities were sold in 2012, generating cash proceeds totalling $5 million. The gain, which was not material, was reported on the line “Gain on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2012.

The debt securities were reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2013, since they represented investments of funds available for current operations.